Share-based Payment - Schedule of Number and Contractual Life of Options (Details) - $ / shares	9 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
$1.55 - $1.59
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Weighted remaining contractual life outstanding	4 years 7 months 17 days
Stock Option Plan
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Number of options outstanding	423,642	306,321
Weighted number of options exercisable	131,119	102,883
Stock Option Plan | $1.55 - $1.59
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 1.55
Exercise price, upper range limit	$ 1.59
Number of options outstanding	115,715
Weighted number of options exercisable	19,048
Weighted average exercise price	$ 1.55
Stock Option Plan | $1.60 - $6.07
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	1.60
Exercise price, upper range limit	$ 6.07
Weighted remaining contractual life outstanding	4 years 8 months 26 days
Number of options outstanding	114,000
Stock Option Plan | $6.08 - $27.90
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 6.08
Exercise price, upper range limit	$ 27.90
Weighted remaining contractual life outstanding	3 years 8 months 15 days
Number of options outstanding	106,431
Weighted number of options exercisable	57,621
Weighted average exercise price	$ 25.51
Stock Option Plan | $27.91 - $42.96
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	27.91
Exercise price, upper range limit	$ 42.96
Weighted remaining contractual life outstanding	3 years 6 months 18 days
Number of options outstanding	28,669
Weighted number of options exercisable	10,804
Weighted average exercise price	$ 30.23
Stock Option Plan | $42.97 - $157.38
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise price, lower range limit	42.97
Exercise price, upper range limit	$ 157.38
Weighted remaining contractual life outstanding	7 years 2 months 15 days
Number of options outstanding	58,827
Weighted number of options exercisable	43,646
Weighted average exercise price	$ 76.08